Loans Receivable (including Covered Loans) - Troubled Debt Restructurings and Loan Modifications (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($) contract	Sep. 30, 2014 USD ($) contract
Financing Receivable, Modifications [Line Items]
Approximate rate reduction concession, minimum	1.00%
Approximate rate reduction concession, maximum	2.00%
Troubled Debt Restructuring included in impaired loans	$ 302,713	$ 374,743
Single family residential loans as percentage of restructured loans	86.00%
Number of contracts | contract	78	267
Pre-modification, outstanding recorded investment	$ 18,930	$ 59,803
Post-modification, outstanding recorded investment	$ 18,930	$ 59,803
Subsequent default, number of contracts | contract	20	46
Subsequent default, recorded investment	$ 3,218	$ 8,396
Single-family residential
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	62	241
Pre-modification, outstanding recorded investment	$ 13,378	$ 52,900
Post-modification, outstanding recorded investment	$ 13,378	$ 52,900
Subsequent default, number of contracts | contract	18	38
Subsequent default, recorded investment	$ 2,917	$ 7,427
Construction - speculative
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	2	0
Pre-modification, outstanding recorded investment	$ 701	$ 0
Post-modification, outstanding recorded investment	$ 701	$ 0
Subsequent default, number of contracts | contract	0	0
Subsequent default, recorded investment	$ 0	$ 0
Construction - custom
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	0	0
Pre-modification, outstanding recorded investment	$ 0	$ 0
Post-modification, outstanding recorded investment	$ 0	$ 0
Subsequent default, number of contracts | contract	0	0
Subsequent default, recorded investment	$ 0	$ 0
Land - acquisition & development
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	0	3
Pre-modification, outstanding recorded investment	$ 0	$ 631
Post-modification, outstanding recorded investment	$ 0	$ 631
Subsequent default, number of contracts | contract	0	0
Subsequent default, recorded investment	$ 0	$ 0
Land - consumer lot loans
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	9	13
Pre-modification, outstanding recorded investment	$ 1,546	$ 2,315
Post-modification, outstanding recorded investment	$ 1,546	$ 2,315
Subsequent default, number of contracts | contract	2	8
Subsequent default, recorded investment	$ 301	$ 969
Multi-family
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	3	2
Pre-modification, outstanding recorded investment	$ 0	$ 1,196
Post-modification, outstanding recorded investment	$ 0	$ 1,196
Subsequent default, number of contracts | contract	0	0
Subsequent default, recorded investment	$ 0	$ 0
Commercial real estate
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	1	3
Pre-modification, outstanding recorded investment	$ 3,175	$ 2,177
Post-modification, outstanding recorded investment	$ 3,175	$ 2,177
Subsequent default, number of contracts | contract	0	0
Subsequent default, recorded investment	$ 0	$ 0
Commercial & industrial
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	1	0
Pre-modification, outstanding recorded investment	$ 0	$ 0
Post-modification, outstanding recorded investment	$ 0	$ 0
Subsequent default, number of contracts | contract	0	0
Subsequent default, recorded investment	$ 0	$ 0
HELOC
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	0	2
Pre-modification, outstanding recorded investment	$ 50	$ 549
Post-modification, outstanding recorded investment	$ 50	$ 549
Subsequent default, number of contracts | contract	0	0
Subsequent default, recorded investment	$ 0	$ 0
Consumer
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	0	3
Pre-modification, outstanding recorded investment	$ 80	$ 35
Post-modification, outstanding recorded investment	$ 80	$ 35
Subsequent default, number of contracts | contract	0	0
Subsequent default, recorded investment	$ 0	$ 0
Minimum
Financing Receivable, Modifications [Line Items]
Term for payment and rate reduction	6 months
Maximum
Financing Receivable, Modifications [Line Items]
Term for payment and rate reduction	12 months